Loans and Borrowings - Summary of Terms and Conditions of Outstanding Loans and Borrowings (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Year of maturity	January 2026
Bank loans	$ 2,000
Loans and Borrowings	$ 2,175	$ 251
Bank loan 1 | SGD
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Currency	SGD	SGD
Bank loans	$ 77	$ 110
Bank loan 1 | SGD | Bottom of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	1.50%	1.82%
Year of maturity	2022	2021
Bank loan 1 | SGD | Top of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	2.16%	2.16%
Year of maturity	2026	2026
Bank loan 2 | SGD
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Currency	SGD	SGD
Nominal interest rate basis	COF*	COF*
Bank loans	$ 11	$ 29
Bank loan 2 | SGD | Bottom of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	1.00%	0.85%
Year of maturity	2022	2021
Bank loan 2 | SGD | Top of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	1.10%	1.10%
Year of maturity	2024	2025
Bank loan 3 | MYR
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Currency	MYR	MYR
Nominal interest rate	3.09%	3.09%
Bank loans	$ 8	$ 12
Bank loan 3 | MYR | Bottom of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Year of maturity	2022	2021
Bank loan 3 | MYR | Top of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Year of maturity	2024	2024
Bank loan 4 | IDR
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Currency	IDR	IDR
Bank loans	$ 15	$ 36
Bank loan 4 | IDR | Bottom of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	2.48%	2.48%
Year of maturity	2022	2021
Bank loan 4 | IDR | Top of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	11.50%	11.50%
Year of maturity	2025	2025
Bank loan 5 | IDR
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Currency	IDR	IDR
Nominal interest rate basis	COF*	COF*
Bank loans	$ 12	$ 21
Bank loan 5 | IDR | Bottom of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	1.75%	1.75%
Year of maturity	2022	2021
Bank loan 5 | IDR | Top of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	2.00%	2.00%
Year of maturity	2025	2025
Bank loan 6 | THB
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Currency	THB	THB
Nominal interest rate	7.00%	7.00%
Nominal interest rate basis	COF*	COF*
Year of maturity	2022	2021
Bank loans	$ 15	$ 4
Term loans | USD
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Currency	USD
Nominal interest rate	5.50%
Year of maturity	2026
Term loan	$ 1,914
Lease liabilities | Multiple
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Currency	Multiple	Multiple
Lease liabilities	$ 123	$ 39
Lease liabilities | Multiple | Bottom of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	1.85%	1.85%
Year of maturity	2022	2021
Lease liabilities | Multiple | Top of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	11.00%	11.00%
Year of maturity	2037	2030